Financial Assets, Non-current - Summary of Financial Assets, Non-current (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Opening balance	kr 1,432	kr 1,515
Opening balance	20,354	23,982
Closing balance	1,519	1,432
Closing balance	21,613	20,354
Other investment in shares and participations [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	1,432	1,515
Additions	123	62
Disposals/repayments/deductions	(43)
Revaluation	12	(149)
Translation differences	(5)	4
Closing balance	1,519	1,432
Interest bearing securities, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	20,354	23,982
Additions	11,091	18,484
Disposals/repayments/deductions	(5,021)	(19,995)
Revaluation	(72)	(33)
Reclassification	(4,739)	(2,084)
Closing balance	21,613	20,354
Other financial assets, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	5,614	6,870
Additions	893	523
Disposals/repayments/deductions	(913)	(703)
Change in value in funded pension plans	51	(133)
Revaluation	(53)	154
Reclassification	(271)	(1,155)
Translation differences	(479)	58
Closing balance	kr 4,842	kr 5,614